UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05328
                                                    --------------

                            CIM High Yield Securities
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Cindy Cameron
                       INVESCO Institutional, (N.A.) Inc.
                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 502-561-3210
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is as follows:



                                    CIM
================================================================================
                                    HIGH YIELD SECURITIES



                                                              Semi-Annual Report
                                                                   June 30, 2005
                                                                     (Unaudited)

(LOGO)
INVESCO
[GRAPHIC OMITTED]


CIM HIGH YIELD SECURITIES -- 2005 SEMI-ANNUAL REPORT -- FIRST SIX MONTHS OF 2005

     We are pleased to provide this annual report for CIM High Yield Securities (the "Fund") as of June 30th 2005. The following pages contain a listing of the Fund's holdings as well as the financial statements for the first six months of 2005.

REVIEW

     During the first six months of 2005, the Fund's return at net asset value was -1.44%, versus an average return of -0.07% for its peer group (Lipper High Current Yield Leverage Funds).

     The high yield market rebounded in June to shrug off a poor May and April to near positive performing territory year to date. By the end of June, the market had reached levels achieved earlier in the year and we are optimistic that positive technicals have reasserted themselves.

     Performance in the market ended the first six months of 2005 on a strong note as all but one of the 23 industries that comprise the benchmark was positive in June. Because of the downturn in April, however, returns were relatively mixed in the second quarter and, in this environment, we underperformed our benchmark. We have also been challenged with the increased expenses incurred by the Fund in the current regulatory environment.

     Spreads closed the first six months of the year at 405, while yields in the 5 and 10 year Treasury declined. There has been strong new issuance in the high yield market -- while the second quarter saw fewer new issues than the first quarter, they have been strong relative to historic issuance. There have continued to be outflows from US high yield mutual funds over the course of the year, but the trend reversed in June, and outflows have been less dramatic than in 2004.

PROPOSAL TO LIQUIDATE

     As you may know, on August 4, 2005, the Board of Trustees of the Fund approved a plan of complete liquidation and dissolution for the Fund. The plan must be approved by the shareholders of the Fund. A proxy statement regarding the proposal to liquidate the Fund and other matters to be considered at the Annual Meeting of Shareholders scheduled for October 7, 2005 will be mailed to you on or around September 6, 2005.



                                              INVESCO Institutional (N.A.) Inc.

                             INVESCO PRIVACY NOTICE

At INVESCO(1), we recognize that you have entrusted with us your personal and financial data and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us and we have established a policy to maintain the privacy of the information you share with us.

PERSONAL INFORMATION WE COLLECT

In the normal course of serving clients, we collect personal information about you, which may include:

     o Information we receive from you (such as your name and address) from your account application, investment management agreement or other documents you may deliver to us.

     o  Information about your investment transactions with us.

PERSONAL INFORMATION WE MAY DISCLOSE

We do not sell any information to any third parties. However, we occasionally disclose nonpublic personal information about you to affiliates and non-affiliates only as permitted by law or regulation. Specifically, we may disclose nonpublic personal information including:

     o Information to service providers in order to process your account transactions.

     o Your name and address to companies that assist us with mailing statements to you.

     o Information in connection with legal proceedings, such as responding to a subpoena.

The organizations that receive client information act on our behalf and use the information only to provide the services that we have asked them to perform for you and us. As emphasized above, we do not provide client or former client information including names, addresses, or client lists to outside companies except in furtherance of our business relationship with you, or as otherwise permitted by law.

Access to nonpublic personal information is restricted to employees who need to access that information to provide products or services to clients. To guard our clients' nonpublic personal information, physical, electronic, and procedural safeguards are in place that comply with federal standards. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media.

We consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former clients.


(1) This Privacy Notice applies to members of INVESCO Institutional (N.A.), Inc. of AMVESCAP PLC's family of investment adviser subsidiaries: INVESCO Institutional (N.A.), Inc., INVESCO Private Capital, Inc., INVESCO Senior Secured Management, Inc., and INVESCO Global Asset Management (N.A.), Inc.

CIM HIGH YIELD SECURITIES
PORTFOLIO SUMMARY (% OF TOTAL INVESTMENTS)
JUNE 30, 2005 (UNAUDITED)


CORPORATE BONDS AND NOTES
   Chemicals and Plastics.........................................          7.3%
   Lodging and Casinos............................................          6.4%
   Wireline.......................................................          6.2%
   Utilities......................................................          5.9%
   Cable and satellite Television.................................          5.2%
   Building and Development.......................................          4.9%
   Publishing & Printing..........................................          4.8%
   Financial Intermediaries.......................................          4.7%
   Pipe Lines/Ex Natural Gas......................................          4.4%
   Industrial Machinery/Components................................          4.3%
   Wireless Communications........................................          4.1%
   Consumer Products..............................................          3.6%
   Oil and Gas....................................................          3.3%
   Health Care....................................................          3.3%
   Auto Parts & Accessories.......................................          3.2%
   Food/Drug Retailers............................................          2.6%
   Paper & Forest Products........................................          2.3%
   Containers/Packaging...........................................          2.0%
   Electronics/Electric...........................................          1.9%
   Leisure Goods, Activities, Movies..............................          1.6%
   Ecological Services and Equipment..............................          1.2%
   Food Service...................................................          1.1%
   Aerospace/Defense..............................................          1.1%
   Retail.........................................................          1.0%
   Office/Business Equipment......................................          1.0%
   Broadcasting...................................................          1.0%
   Steel..........................................................          0.8%
   Equipment Leasing..............................................          0.8%
   Software/Services..............................................          0.6%
   Personal Services..............................................          0.6%
   Marine Transportation..........................................          0.6%
   Agricultural Production - Crops................................          0.6%
   Support Services...............................................          0.5%
   Property - Casualty Insurance..................................          0.5%
   Metals/Minerals................................................          0.4%
   Insurance......................................................          0.4%
   Airlines.......................................................          0.4%
   Apparel/Textiles...............................................          0.3%
   Telecommunication Equipment....................................          0.2%
FOREIGN BONDS.....................................................          4.9%
                                                                       ---------
TOTAL.............................................................        100.0%
                                                                       =========

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                VALUE
  AMOUNT                                                                                                (NOTE 1)
---------                                                                                              -----------
CORPORATE BONDS AND NOTES -- 125.5%
             CHEMICALS AND PLASTICS -- 9.6%
$162,000     BCP Crystal US Holdings Corp., Sr. Sub. Notes, 9.625%, 06/15/14......................     $   182,250
 275,000     Equistar Chemical Funding, Sr. Notes, 10.625%, 05/01/11..............................         304,906
 300,000     Hercules Inc., Sr. Sub. Notes, 6.750%, 10/15/29......................................         292,500
 213,000     Huntsman ICI Chemicals Ltd., Sr. Sub. Notes, 10.125%, 07/01/09.......................         220,189
  75,000     Huntsman International LLC., Sr. Sub. Notes, 7.375%, 01/01/15**......................          74,437
 175,000     Innophos Inc., Sr. Sub. Notes, 8.875%, 08/15/14**....................................         179,375
 350,000     Lyondell Chemical Co., Sr. Sub. Notes, 10.875%, 05/01/09.............................         364,875
 250,000     Nalco Company, Sr. Sub. Notes, 8.875%, 11/15/13......................................         269,375
 100,000     Nova Chemicals Corp., Sr. Notes, 6.500%, 01/15/12....................................          97,500
 300,000     Rhodia SA, Sr. Sub. notes, 8.875%, 06/01/11..........................................         290,250
 100,000     Rockwood Specialties GRP., Sr. Sub. Notes, 10.625%, 05/15/11.........................         110,750
 200,000     Rockwood Specialties GRP., Sr. Sub. Notes, 7.500%, 11/15/14**........................         199,500
                                                                                                       -----------
                                                                                                         2,585,907
                                                                                                       -----------
             LODGING AND CASINOS -- 8.4%
 100,000     Aztar Corp., Sr. Sub. Notes, 7.875%, 06/15/14........................................         106,250
 200,000     Felcor Lodging LP., Sr. Notes, 9.000%, 06/01/11......................................         219,500
 275,000     Global Cash Account Finance, Sr. Sub Notes, 8.750%, 03/15/12.........................         300,437
 100,000     Hard Rock Hotel, Inc., Sr. Notes, 8.875%, 06/01/13...................................         109,250
 200,000     Host Marriott LP., Sr. Notes, 7.125%, 11/01/13.......................................         209,500
 200,000     Jacobs Entertainment, Sr. Notes, 11.875%, 02/01/09...................................         216,750
 175,000     Majestic Star Casino LLC., Sr. Notes, 9.500%, 10/15/10...............................         181,125
 150,000     Resort International Hotel/Casino, Sr. Notes, 11.500%, 03/15/09......................         171,563
 175,000     River Rock Entertainment, Sr. Notes, 9.750%, 11/01/11................................         192,938
 140,000     Riviera Holdings Corp., Sr. Notes, 11.000%, 06/15/10.................................         155,400
 175,000     Seneca Gaming Corp., Sr. Notes, 7.250%, 05/01/12.....................................         181,781
 200,000     Wheeling Island Gaming, Sr. Notes, 10.125%, 12/15/09.................................         213,000
                                                                                                       -----------
                                                                                                         2,257,494
                                                                                                       -----------
             WIRELINE -- 8.2%
  75,000     American Cellular Corp., Sr. Notes, Series B, 10.000%, 08/01/11......................          76,500
 200,000     AT & T Corp., Sr. Notes, 9.050%, 11/15/11............................................         231,500
 200,000     Cincinnati Bell, Inc., Sr. Sub. Notes, 8.375%, 01/15/14..............................         206,000
  75,000     Dobson Cellular Systems, Sr. Notes, 9.875%, 11/01/12**...............................          79,500
  75,000     Dobson Cellular Systems, Sr. Notes, 8.375%, 11/01/11**...............................          79,125
 150,000     Level 3 Communications, Sr. Notes, 11.250%, 03/15/10.................................         119,250
 250,000     MCI Inc., Sr. Sr. Notes, 8.735%, 05/01/14............................................         280,937
 179,000     Panamsat Corp., Sr. Notes, 9.000%, 08/15/14..........................................         196,229
 200,000     Qwest Capital Funding, Sr. Notes, 7.900%, 08/15/10...................................         200,000
 200,000     Qwest Capital Funding, Sr. Notes, 7.000%, 08/03/09...................................         196,500
 125,000     Qwest Communications International, Sr. Notes, 7.250%, 02/15/11......................         121,563
 150,000     Qwest Corporation, Sr. Notes, 7.875%, 09/01/11**.....................................         157,125

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                VALUE
  AMOUNT                                                                                                (NOTE 1)
---------                                                                                              -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
             WIRELINE -- (CONTINUED)
$125,000     Qwest Corporation, Sr. Notes, 7.625%, 06/15/15**.....................................     $   128,281
 100,000     Qwest Services Corp. Sr. Notes, 13.500%, 12/15/10....................................         116,000
                                                                                                       -----------
                                                                                                         2,188,510
                                                                                                       -----------
             UTILITIES -- 7.7%
 200,000     AES Corporation, Sr. Notes, 9.000%, 05/15/15**.......................................         225,500
 104,000     AES Corporation, Sr. Notes, 8.750%, 06/15/08.........................................         112,580
 200,000     Allegheny Energy Supply, Sr. Notes, 8.250%, 04/15/12**...............................         225,000
 150,000     Aquila Inc., Sr. Notes, 9.950%, 02/01/11.............................................         163,500
 300,000     Calpine Corp., Sr. Notes, 8.500%, 07/15/10**.........................................         232,500
 200,000     CMS Energy Corp., Sr. Notes, 9.875%, 10/15/07........................................         219,000
  75,000     Dynegy Holdings, Inc., Sr. Notes, 10.125%, 07/15/13**................................          85,125
 100,000     Dynegy Holdings, Inc., Sr. Notes, 8.750%, 02/15/12...................................         109,500
 200,000     Midwest Generation LLC., Sr. Notes, 8.750%, 05/01/34.................................         225,000
 273,000     NRG Energy, Inc., Sr. Notes, 8.000%, 12/15/13**......................................         289,380
  75,000     PSEG Energy Holding, Sr. Notes, 10.000%, 10/01/09....................................          84,562
 100,000     Texas Genco LLC Financing, Sr. Notes, 6.875%, 12/15/14**.............................         105,750
                                                                                                       -----------
                                                                                                         2,077,397
                                                                                                       -----------
             CABLE AND SATELLITE TELEVISION -- 6.9%
 250,000     Cablevision Systems, Corp., Sr. Notes. Series B, 8.000%, 04/15/12....................         246,250
 350,000     Charter Communications Holdings II, Sr. Notes, 10.250%, 09/15/10.....................         355,687
  50,000     Charter Communications Holdings, Sr. Notes, 10.750%, 10/01/09........................          38,875
 350,000     Charter Communications Holdings, Sr. Notes, 10.250%, 01/15/10........................         261,625
 100,000     CSC Holdings, Inc., Sr. Notes, 7.250%, 07/15/08......................................         100,750
 100,000     DIRECTV Holdings Finance, Sr. Notes, 6.375%, 06/15/15**..............................         100,000
 150,000     GCI, Inc., Sr. Notes, 7.250%, 02/15/14...............................................         144,750
 125,000     Insight Midwest, Sr. Notes, 10.500%, 11/01/10........................................         133,125
 150,000     Lodgenet Entertainment, Sr. Sub. Notes, 9.500%, 06/15/13.............................         164,250
 100,000     Mediacom LLC., Sr. Notes, 9.500%, 01/15/13...........................................         100,250
 200,000     NTL Cable PLC., Sr. Notes, 8.750%, 04/15/14..........................................         209,250
                                                                                                       -----------
                                                                                                         1,854,812
                                                                                                       -----------
             BUILDING AND DEVELOPMENT -- 6.5%
 200,000     Associated Materials, Inc., Sr. Sub. Notes, 9.750%, 04/15/12.........................         208,000
 200,000     Builders Firstsource, Inc., Sr. Notes, 7.518%, 02/15/12**^...........................         200,000
 200,000     D.R. Horton, Inc., Sr. Notes, 6.875%, 05/01/13.......................................         217,421
  50,000     KB Home, Sr. Notes, 6.250%, 06/15/15.................................................          51,084
 325,000     Ply Gem Industries, Inc., Sr. Sub Notes, 9.000%, 02/15/12............................         276,250
 275,000     THL Buildco (Nortek, Inc.) Sr. Sub. Notes, 8.500%, 09/01/14..........................         257,125
 300,000     WCI Communities, Inc., Sr. Sub. Notes, 9.125%, 05/01/12..............................         316,500
 200,000     William Lyon Homes, Sr. Notes, 10.750%, 04/01/13.....................................         218,000
                                                                                                       -----------
                                                                                                         1,744,380
                                                                                                       -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                VALUE
  AMOUNT                                                                                                (NOTE 1)
---------                                                                                              -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
             PUBLISHING & PRINTING -- 6.3%
$100,000     American Media Operation, Sr. Sub. Notes, 8.875%, 01/15/11...........................     $    95,250
 100,000     American Media Operation, Sr. Sub. Notes, Series B, 10.250%, 05/01/09................         100,500
 250,000     Cenveo Corp., Sr. Sub. Notes, 7.875%, 12/01/13.......................................         238,750
 147,000     Dex Media West, Sr. Sub Notes, Series B, 9.875%, 08/15/13............................         168,315
 200,000     Dex Media, Inc., Sr. Notes, 8.000%, 11/15/13.........................................         213,500
 200,000     Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 02/01/13...............................         214,500
 100,000     Mail Well I, Corp.(Cenveo Corp.), Sr. Notes, 9.625%, 03/15/12........................         108,500
 275,000     Vertis, Inc., Sr. Notes, Series B, 10.875%, 06/15/09.................................         264,000
 300,000     WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/01/14**.................................         288,000
                                                                                                       -----------
                                                                                                         1,691,315
                                                                                                       -----------
             FINANCIAL INTERMEDIARIES -- 6.2%
 300,000     Americredit Corp., Sr. Notes, 9.250%, 05/01/09.......................................         321,000
 100,000     Athena Neuro Finance LLC., 7.250%, 02/21/08..........................................          93,500
 600,000     General Motors Accept Corp., Sr. Sub. Notes, 6.750%, 12/01/14........................         537,702
  75,000     General Motors Accept Corp., Sr. Sub. Notes, 5.850%, 01/14/09........................          70,360
 200,000     Refco Finance Holdings, 9.000%, 08/01/12.............................................         213,000
 200,000     Thornburg Mortgage, Sr. Sub. Notes, 8.000%, 05/15/13.................................         206,000
 200,000     Western Financial Bank, Sr. Sub. Notes, 9.625%, 05/15/12.............................         219,000
                                                                                                       -----------
                                                                                                         1,660,562
                                                                                                       -----------
             PIPE LINES/EX NATURAL GAS -- 5.8%
 100,000     El Paso CGP. Co., Sr. Notes, 7.750%, 06/15/10........................................         102,500
 100,000     El Paso CGP. Co., Sr. Notes, 7.625%, 09/01/08........................................         102,750
 350,000     El Paso Corp., Sr. Notes, 7.875%, 06/15/12...........................................         362,250
 275,000     El Paso Production Holding, Sr. Notes, 7.750%, 06/01/13..............................         294,937
 150,000     Sonat, Inc., Sr. Notes, 7.625%, 07/15/11.............................................         151,875
 200,000     Williams Cos., Inc., Sr. Notes, 8.125%, 03/15/12.....................................         228,000
 275,000     Williams Cos., Inc., Sr. Notes, 7.625%, 07/15/19.....................................         310,750
                                                                                                       -----------
                                                                                                         1,553,062
                                                                                                       -----------
             INDUSTRIAL MACHINERY/COMPONENTS -- 5.6%
 260,000     Case New Holland, Inc., Sr. Notes, 9.250%, 08/01/11**................................         274,300
  50,000     Dresser Rand Group, Inc., Sr. Sub. Notes, 7.375%, 11/01/14**.........................          52,250
 150,000     Dresser, Inc., Sr. Sub. Notes, 9.375%, 04/15/11......................................         158,625
  65,000     JLG Industries, Inc., Sr. Sub Notes, 8.375%, 06/15/12................................          68,087
 250,000     Mueller Group, Inc.., Sr. Sub. Notes, 10.000%, 05/01/12..............................         263,750
 275,000     Sensus Metering Systems, Sr. Sub. Notes, 8.625%, 12/15/13............................         257,125
 200,000     Trimas Corp. Sr., Sub. Notes, 9.875%, 06/15/12.......................................         169,000
 260,000     Wesco Distribution, Inc., Sr. Sub. Notes, Series B, 9.125%, 06/01/08.................         265,200
                                                                                                       -----------
                                                                                                         1,508,337
                                                                                                       -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                VALUE
  AMOUNT                                                                                                (NOTE 1)
---------                                                                                              -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
             WIRELESS COMMUNICATIONS -- 5.4%
$250,000     Alamosa Delaware, Inc., Sr. Notes, 8.500%, 01/31/12..................................     $   263,438
 100,000     American Tower Corp., Sr. Notes, 7.250%, 12/01/11....................................         106,000
 100,000     American Tower Corp., Sr. Notes., 7.125%, 10/15/12...................................         106,250
 175,000     Centennial Communications, Sr. Notes, 8.125%, 02/01/14...............................         187,250
 225,000     Nextel Communications, Sr. Notes, 7.375%, 08/01/15...................................         244,125
  25,000     Nextel Partners, Inc., Sr. Notes, 12.500%, 11/15/09..................................          27,281
  75,000     Nextel Partners, Inc., Sr. Notes, 8.125%, 07/01/11...................................          81,750
 150,000     Rogers Wireless, Inc., Sr. Sub. Notes, 8.000%, 12/15/12..............................         162,375
 150,000     Rural Cellular Corp., Sr. Notes, 8.250%, 03/15/12....................................         157,500
 100,000     Western Wireless Corp., Sr. Notes, 9.250%, 07/15/13..................................         114,375
                                                                                                       -----------
                                                                                                         1,450,344
                                                                                                       -----------
             CONSUMER PRODUCTS -- 4.8%
 250,000     Amscan Holdings, Inc., Sr. Sub. Notes, 8.750%, 05/01/14..............................         230,000
 175,000     Chattem, Inc., Sr. Sub. Notes, 7.000%, 03/01/14......................................         181,562
 275,000     Playtex Products, Inc., Sr. Sub Notes, 9.375%, 06/01/11..............................         290,812
 325,000     Samsonite Corp., Sr. Sub. Notes, 8.875%, 06/01/11....................................         346,938
 225,000     Sealy Mattress Co., Sr. Sub. Notes, 8.250%, 06/15/14.................................         228,375
                                                                                                       -----------
                                                                                                         1,277,687
                                                                                                       -----------
             OIL AND GAS -- 4.4%
 175,000     Chesapeake Energy Corp., Sr. Notes, 7.000%, 08/15/14.................................         186,375
 250,000     Ferrellgas Partners LP., Sr. Notes, 8.750%, 06/15/12.................................         251,250
 100,000     Kerr-McGee Corp., Sr. Notes, 6.875%, 09/15/11........................................         107,277
 250,000     Sesi LLC., Sr. Notes, 8.875%, 05/15/11...............................................         268,125
 300,000     Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 06/01/10...............................         313,500
  50,000     Whiting Petroleum Corp., Sr. Sub. Notes, 7.250%, 05/01/13............................          51,250
                                                                                                       -----------
                                                                                                         1,177,777
                                                                                                       -----------
             HEALTH CARE -- 4.4%
 275,000     HCA, Inc., Sub. Notes, 6.750%, 07/15/13..............................................         290,742
 100,000     Insight Health Services, Sr. Sub. Notes, Series B, 9.875%, 11/01/11..................          78,500
 225,000     Tenet Healthcare Corp., Sr. Notes, 9.875%, 07/01/14..................................         242,437
 150,000     Tenet Healthcare Corp., Sr. Notes, 9.250%, 02/01/15**................................         156,375
 100,000     Triad Hospitals, Inc., Sr. Sub. Notes, 7.000%, 11/15/13..............................         103,250
 100,000     Vanguard Health Holdings II, Sr. Sub. Notes, 9.000%, 10/01/14........................         108,500
 200,000     VWR International, Inc., Sr. Sub. Notes, 8.000%, 04/15/14............................         191,500
                                                                                                       -----------
                                                                                                         1,171,304
                                                                                                       -----------
             AUTO PARTS & ACCESSORIES -- 4.2%
 100,000     CSK Auto, Inc., Sr. Notes, 7.000%, 01/15/14..........................................          96,000
 200,000     Delco Remy International, Inc., Sr. Sub. Notes, 11.000%, 05/01/09....................         185,000
 150,000     Dura Operating Corp., Sr. Sub. Notes, Series B, 8.625%, 04/15/12.....................         135,750

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                VALUE
  AMOUNT                                                                                                (NOTE 1)
---------                                                                                              -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
             AUTO PARTS & ACCESSORIES -- (CONTINUED)
$275,000     Goodyear Tire & Rubber, Sr. Notes, 7.857%, 08/15/11..................................     $   268,812
 125,000     Navistar International, Sr. Notes, 7.500%, 06/15/11..................................         128,125
  50,000     Tenneco Automotive, Inc., Sr. Notes, Series B, 10.250%, 07/15/13.....................          56,750
 200,000     Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14...........................         202,000
 200,000     Venture Holdings Trust, Sr. Notes, 11.000%, 06/01/07+................................           1,500
  75,000     Visteon Corp., Sr. Notes, 7.000%, 03/10/14...........................................          62,250
                                                                                                       -----------
                                                                                                         1,136,187
                                                                                                       -----------
             FOOD/DRUG RETAILERS -- 3.4%
 100,000     B&G Foods Holding Corp., Sr. Notes, 8.000%, 10/01/11.................................         103,875
 275,000     Great Atlantic & Pacific Tea Co., Sr. Notes, 9.125%, 12/15/11........................         290,812
 100,000     Ingles Markets, Inc., Sr. Sub. Notes, 8.875%, 12/01/11...............................         102,125
 225,000     Jean Coutu Group PJC., Inc., Sr. Sub. Notes, 8.500%, 08/01/14........................         223,313
 200,000     Stater Bros Holdings, Inc., Sr. Notes, 8.125%, 06/15/12..............................         196,000
                                                                                                       -----------
                                                                                                           916,125
                                                                                                       -----------
             PAPER & FOREST PRODUCTS -- 3.1%
 200,000     Appleton Papers, Inc., Sr. Notes, 8.125%, 06/15/11...................................         196,000
 100,000     Boise Cascade LLC., Sr. Sub. Notes, 7.125%, 10/15/14**...............................          98,750
 175,000     Graphic Packaging International, Sr. Sub. Notes, 9.500%, 08/15/13....................         177,187
 125,000     Millar Western Forest, Sr. Notes, 7.750%, 11/15/13...................................         117,813
  75,000     Newpage Corp., 9.460%, 05/01/12**^...................................................          75,563
 100,000     Tembec Industries, Inc., Sr. Notes, 8.625%, 06/30/09.................................          82,000
 100,000     Tembec Industries, Inc., Sr. Notes, 8.500%, 02/01/11.................................          77,750
                                                                                                       -----------
                                                                                                           825,063
                                                                                                       -----------
             CONTAINERS/PACKAGING -- 2.7%
 200,000     Berry Plastic, Sr. Sub. Notes, 10.750%, 07/15/12.....................................         219,250
 125,000     Constar International, Sr. Sub Notes, 11.000%, 12/01/12..............................         100,000
 100,000     Graham Packaging Co., Sr. Notes, 8.500%, 10/15/12**..................................         101,500
 100,000     Plastipak Holdings, Inc., Sr. Notes, 10.750%, 09/01/11...............................         110,750
 200,000     Solo Cup Company, Sr. Sub. Notes, 8.500%, 02/15/14...................................         188,000
                                                                                                       -----------
                                                                                                           719,500
                                                                                                       -----------
             ELECTRONICS/ELECTRIC -- 2.5%
 225,000     Amkor Technologies, Inc., Sr. Notes, 7.125%, 03/15/11................................         195,750
 200,000     Celestica, Inc., Sr. Sub. Notes, 7.875%, 07/01/11....................................         206,000
 125,000     New Asat Finance LTD., Sr. Notes, 9.250%, 02/01/11...................................         105,000
  75,000     Sanmina-Sci Corp., Sr. Notes, 10.375%, 01/15/10......................................          83,625
  75,000     Stats Chippac LTD., Sr. Notes, 6.750%, 11/15/11......................................          72,375
                                                                                                       -----------
                                                                                                           662,750
                                                                                                       -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                VALUE
  AMOUNT                                                                                                (NOTE 1)
---------                                                                                              -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
             LEISURE GOODS, ACTIVITIES, MOVIES -- 2.1%
$100,000     LCE Acquisition Corp., Sr. Notes, 9.000%, 08/01/14**.................................     $    97,250
 175,000     NCL Corp., Sr. Notes, 11.625%, 07/15/14**............................................         185,063
 300,000     Six Flags, Inc., Sr. Notes, 9.625%, 06/01/14.........................................         282,000
                                                                                                       -----------
                                                                                                           564,313
                                                                                                       -----------
             ECOLOGICAL SERVICES AND EQUIPMENT -- 1.6%
 200,000     Allied Waste North America, Inc., Sr. Notes, Series B, Sr. Notes, 9.250%, 09/01/12...         217,000
 100,000     Allied Waste North America, Sr. Notes, 7.875%, 04/15/13..............................         102,750
 100,000     Casella Waste Systems, Sr. Sub. Notes, 9.750%, 02/01/13..............................         108,500
                                                                                                       -----------
                                                                                                           428,250
                                                                                                       -----------
             AEROSPACE/DEFENSE -- 1.4%
 100,000     BE Aerospace, Inc., Sr. Sub. Notes, Series B, 8.875%, 05/01/11.......................         105,000
 150,000     BE Aerospace, Sr. Sub. Notes, Series B, 8.000%, 03/01/08.............................         150,750
 125,000     K & F Acquisition, Inc., 7.750%, 11/15/14............................................         128,438
                                                                                                       -----------
                                                                                                           384,188
                                                                                                       -----------
             FOOD SERVICE -- 1.4%
 200,000     Buffets, Inc., Sr. Sub. Notes, 11.250%, 07/15/10.....................................         202,500
 175,000     Friendly Ice Cream Corp., Sr. Notes, 8.375%, 06/15/12................................         170,625
                                                                                                       -----------
                                                                                                           373,125
                                                                                                       -----------
             RETAIL -- 1.3%
 100,000     Finlay Fine Jewelry Corp., Sr. Notes, 8.375%, 06/01/12...............................          90,625
  75,000     Penney (JC) Co., Inc., Sr. Notes, 9.000%, 08/01/12...................................          89,063
 175,000     Petro Shopping Center, Sr. Notes, 9.000%, 02/15/12...................................         176,750
                                                                                                       -----------
                                                                                                           356,438
                                                                                                       -----------
             BROADCASTING -- 1.3%
 200,000     Rainbow National Services LLC., Sr. Notes, 8.750%, 09/01/12**........................         219,500
 125,000     Sinclair Broadcast Group, Sr. Sub. Notes, 8.000%, 03/15/12...........................         128,750
                                                                                                       -----------
                                                                                                           348,250
                                                                                                       -----------
             OFFICE/BUSINESS EQUIPMENT -- 1.3%
 300,000     Xerox Corp., Sr. Notes, 9.750%, 01/15/09.............................................         342,375
                                                                                                       -----------
             STEEL -- 1.1%
 100,000     Ak Steel Corp., Sr. Notes, 7.750%, 06/15/12..........................................          85,000
 100,000     International Steel Group, Sr. Notes, 6.500%, 04/15/14...............................          96,500
 125,000     Ryerson Tull, Inc., Sr. Notes, 8.250%, 12/15/11......................................         109,375
                                                                                                       -----------
                                                                                                           290,875
                                                                                                       -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                VALUE
  AMOUNT                                                                                                (NOTE 1)
---------                                                                                              -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
             EQUIPMENT LEASING -- 1.0%
$125,000     United Rentals, Inc., Sr. Sub. Notes, 7.000%, 02/15/14...............................     $   119,688
 150,000     United Rentals, N.A. Inc., Sr. Sub. Notes, 7.750%, 11/15/13..........................         148,125
                                                                                                       -----------
                                                                                                           267,813
                                                                                                       -----------
             MARINE TRANSPORTATION -- 0.8%
 100,000     Great Lakes Dredge & Dock, Sr. Sub Notes, 7.750%, 12/15/13...........................          76,250
 150,000     Omi Corp., Sr. Notes, 7.625%, 12/01/13...............................................         150,188
                                                                                                       -----------
                                                                                                           226,438
                                                                                                       -----------
             SOFTWARE/SERVICES -- 0.8%
 200,000     UGS Corp., Sr. Sub. Notes, 10.000%, 06/01/12.........................................         223,000
                                                                                                       -----------
             PERSONAL SERVICES -- 0.8%
 100,000     Service Corp. International, Sr. Notes, 7.700%, 04/15/09.............................         107,500
 100,000     Service Corp. International, Sr. Notes, 7.700%, 04/15/09.............................         107,500
                                                                                                       -----------
                                                                                                           215,000
                                                                                                       -----------
             AGRICULTURAL PRODUCTION - CROPS -- 0.8%
 200,000     Hines Nurseries, Inc., Sr. Notes, 10.250%, 10/01/11..................................         207,000
                                                                                                       -----------
             SUPPORT SERVICES -- 0.7%
 200,000     Geo Group, Inc., Sr. Notes, 8.250%, 07/15/13.........................................         194,000
                                                                                                       -----------
             PROPERTY - CASUALTY INSURANCE -- 0.7%
 175,000     Crum & Forster Holding Corp., Sr. Notes, 10.375%, 06/15/13...........................         190,750
                                                                                                       -----------
             INSURANCE -- 0.6%
 175,000     Fairfax Financial Holdings, Sr. Notes, 7.750%, 04/26/12..............................         167,125
                                                                                                       -----------
             METALS/MINERALS -- 0.5%
 135,000     Novelis, Inc., Sr. Notes, 7.250%, 02/15/15**.........................................         136,181
                                                                                                       -----------
             AIRLINES -- 0.5%
 100,000     AMR Corp., Sr. Notes, 9.000%, 08/01/12...............................................          79,000
 100,000     Northwest Airlines, Inc., Sr. Notes, 9.875%, 03/15/07................................          50,500
                                                                                                       -----------
                                                                                                           129,500
                                                                                                       -----------
             APPAREL & TEXTILES -- 0.4%
 100,000     Phillips Van-Heusen, Sr. Notes, 8.125%, 05/01/13.....................................         108,750
                                                                                                       -----------
             TELECOMMUNICATIONS EQUIPMENT -- 0.3%
  75,000     Lucent Technologies, Sr. Notes, 6.450%, 03/15/29.....................................          67,500
                                                                                                       -----------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $33,388,427).................................................................      33,679,384
                                                                                                       -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                VALUE
  AMOUNT                                                                                                (NOTE 1)
---------                                                                                              -----------
FOREIGN BONDS -- 6.4%
             OIL & GAS -- 1.9%
$200,000     Gazprom International SA., Sr. Notes, 7.201%, 02/01/20** (Luxembourg)................     $   216,000
 100,000     Morgan Stanley (Gazprom), Sr. Notes, 9.625%, 03/01/13** (Denmark)....................         123,125
 175,000     Petrobras International Finance, Sr. Notes, 7.750%, 09/15/14 (Kyrgyzstan)............         184,625
                                                                                                       -----------
                                                                                                           523,750
                                                                                                       -----------
             FOREST PRODUCTS & PAPER -- 1.1%
 300,000     Kappa Beheer BV, Sr. Sub. Notes, 10.625%, 07/15/09 (Netherlands).....................         310,500
                                                                                                       -----------
             CABLE AND SATELLITE TELEVISION -- 1.1%
 175,000     Intelsat Bermuda LTD., Sr. Notes, 8.625%, 01/15/15** (Bermuda).......................         185,500
 100,000     Intelsat Bermuda LTD., Sr. Notes, 7.794%, 01/15/12**^ (Bermuda)......................         102,250
                                                                                                       -----------
                                                                                                           287,750
                                                                                                       -----------
             CONTAINERS/PACKAGING -- 1.0%
 225,000     Crown Euro Holdings SA., Sr. Notes, 10.875%, 03/01/13 (France).......................         265,500
                                                                                                       -----------
             UTILITIES -- 0.7%
 250,000     Calpine Corp., Sr. Notes, 8.500%, 05/01/08 (Canada)..................................         181,250
                                                                                                       -----------
             CHEMICALS AND PLASTICS -- 0.6%
 150,000     Acetex Corp., Sr. Notes, 10.875%, 08/01/09 (Canada)..................................         158,250
                                                                                                       -----------
             TOTAL FOREIGN BONDS
               (Cost $1,695,113)..................................................................       1,727,000
                                                                                                       -----------
TOTAL INVESTMENTS (Cost $35,083,540).................................................       131.9%      35,406,384
OTHER ASSETS AND LIABILITIES (NET)...................................................       (31.9%)     (8,565,713)
                                                                                          -------      -----------
NET ASSETS............................................................................      100.0%     $26,840,671
                                                                                          ========     ===========

**  Security  purchased in a transaction  exempt from registration  under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration,  normally to qualified  institutional buyers. The market value of these securities is $4,672,206.
*** Rate represents annualized yield at date of purchase.
  + Securities in default.
  ^ Variable rate security - the interest rate shown is the rate at June 30, 2005.


At June 30, 2005, the Fund's credit quality allocation was as follows:

STANDARD & POOR'S CREDIT RATING (UNAUDITED)
-------------------------------
BBB.................................................................       0.62%
BB..................................................................      18.46%
B...................................................................      65.67%
CCC.................................................................      14.89%
CC..................................................................       0.35%
Not Rated...........................................................       0.01%


                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)


ASSETS:
     Investments, at value (Cost $35,083,540)..................................                      $ 35,406,384
     Receivable for investments sold...........................................                           179,613
     Interest receivable.......................................................                           730,041
     Prepaid expenses..........................................................                             8,935
                                                                                                     ------------
        Total Assets...........................................................                        36,324,973
                                                                                                     ------------
LIABILITIES:
     Notes payable (including accrued interest of $84,158).....................        $8,974,158
     Cash overdraft............................................................            21,618
     Payables for securities purchased.........................................           444,842
     Investment advisory fee payable...........................................            11,125
     Administration fee payable................................................             3,671
     Custodian fees payable....................................................             1,069
     Accrued expenses and other payables.......................................            27,819
                                                                                       ----------
        Total Liabilities......................................................                         9,484,302
                                                                                                     ------------
NET ASSETS.....................................................................                      $ 26,840,671
                                                                                                     ============
NET ASSETS consist of:
     Shares of beneficial interest, $0.01 per share par value,
       issued and outstanding 6,134,216........................................                      $     61,342
     Paid-in capital in excess of par value....................................                        45,575,764
     Accumulated undistributed net investment income...........................                            25,291
     Accumulated net realized loss on investments sold.........................                       (19,144,570)
     Unrealized appreciation of investments....................................                           322,844
                                                                                                     ------------
        Total Net Assets.......................................................                      $ 26,840,671
                                                                                                     ============
NET ASSET VALUE PER SHARE
   ($26,840,670 / 6,134,216 shares of beneficial interest outstanding).........                      $       4.38
                                                                                                     ============
MARKET VALUE PER SHARE.........................................................                      $       4.06
                                                                                                     ============

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)


INVESTMENT INCOME:
     Interest..................................................................                       $ 1,552,690
                                                                                                      -----------
EXPENSES:
     Interest expense..........................................................          $156,977
     Miscellaneous.............................................................            74,290
     Investment advisory fee...................................................            67,621
     Legal and audit fees......................................................            51,364
     Trustees' fees and expenses...............................................            25,108
     Administration fee........................................................            19,930
     Shareholder servicing agent fees..........................................            10,251
     Custodian fees............................................................             7,538
                                                                                         --------
        Total Expenses.........................................................                           413,079
                                                                                                      -----------
NET INVESTMENT INCOME..........................................................                         1,139,611
                                                                                                      -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments sold during the period...................                           301,881
     Net change in unrealized depreciation of investments
       during the period....                                                                           (1,886,372)
                                                                                                      -----------
                                                                                                       (1,584,491)
                                                                                                      -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................                       $  (444,880)
                                                                                                      ===========

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)


NET DECREASE IN CASH:
Cash flows from operating activities:
     Interest received.........................................................       $ 1,481,072
     Operating expenses paid...................................................          (245,792)
     Decrease in short-term securities, net....................................         1,236,275
     Purchases of long-term securities.........................................        (8,579,038)
     Proceeds from sales of long-term securities...............................         7,138,530
     Interest payments on notes payable........................................          (137,226)
                                                                                      -----------
Net cash provided by operating activities......................................                       $   893,821
                                                                                                      -----------
Cash flows from financing activities:
     Principal payments on loan................................................          (300,000)
     Distributions paid........................................................        (1,122,577)
                                                                                      -----------
Net cash used in financing activities..........................................                        (1,422,577)
                                                                                                      -----------
Net decrease in cash...........................................................                          (528,756)
Cash -- beginning of period.....................................................                          507,138
                                                                                                      -----------
Cash -- end of period...........................................................                      $   (21,618)
                                                                                                      ===========

RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS TO NET CASH PROVIDED BY
     OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations...........................                       $  (444,880)
     Increase in interest receivable...........................................           (28,222)
     Decrease in prepaid expenses..............................................            10,135
     Increase in receivable for securities sold................................          (179,613)
     Increase in accrued interest..............................................            19,752
     Decrease in investment advisory fee payable...............................            (1,111)
     Decrease in administration fee payable....................................               (15)
     Decrease in custodian fee payable.........................................               (91)
     Increase in accrued expenses and other payables...........................             1,391
     Increase in payable for securities purchased..............................           444,842
     Amortization of discount/premium..........................................           (30,621)
     Decrease in short-term securities, net....................................         1,236,275
     Purchases of long-term securities.........................................        (9,023,880)
     Proceeds from sales of long-term securities...............................         7,305,368
     Net realized gain on investments sold.....................................          (301,881)
     Net change in unrealized appreciation/depreciation of investments.........         1,886,372
                                                                                      -----------
          Total adjustments....................................................                         1,338,701
                                                                                                      -----------
Net cash provided by operating activities......................................                       $   893,821
                                                                                                      ===========

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 2005          YEAR ENDED
                                                                                                (UNAUDITED)      DECEMBER 31, 2004
                                                                                              --------------     -----------------
Increase in net assets from operations:
Net investment income ................................................................          $ 1,139,611          $ 2,606,657
Net realized gain on investments sold during the period ..............................              301,881              449,306
Net change in unrealized depreciation of investments during the period ...............           (1,886,372)            (118,636)
                                                                                                -----------          -----------
Net increase/(decrease) in net assets resulting from operations ......................             (444,880)           2,937,327
                                                                                                -----------          -----------
Distributions to shareholders from:
     Net investment income ...........................................................           (1,122,577)          (2,602,643)
                                                                                                -----------          -----------
        Total distributions ..........................................................           (1,122,577)          (2,602,643)
                                                                                                -----------          -----------
Fund share transactions:
     Shares issued as reinvestment of dividends ......................................                   --              190,864
                                                                                                -----------          -----------
Net increase in net assets from Fund share transactions ..............................                   --              190,864
                                                                                                -----------          -----------
Net increase/(decrease) in net assets ................................................           (1,567,457)             525,548
NET ASSETS:
Beginning of period ..................................................................           28,408,128           27,882,580
                                                                                                -----------          -----------
End of period ........................................................................          $26,840,671          $28,408,128
                                                                                                ===========          ===========
Accumulated undistributed net investment income ......................................          $    25,291          $     8,257



                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                SIX MONTHS
                                   ENDED        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                  6/30/05       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                (UNAUDITED)   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98*
                                -----------   --------   --------   --------   --------   --------   --------   ---------
Operating performance:
Net asset value, beginning
  of period ....................  $  4.63     $  4.58    $  3.68    $  4.25    $  4.71    $  6.53    $  6.91    $  7.96
                                  -------     -------    -------    -------    -------    -------    -------    -------
Net investment income ..........     0.19        0.43       0.48       0.48       0.51       0.69       0.72       0.71
Net realized and
  unrealized gain/(loss)
  on investments ...............    (0.26)       0.05       0.90      (0.57)     (0.46)     (1.82)     (0.39)     (1.07)
                                  -------     -------    -------    -------    -------    -------    -------    -------
Net increase/(decrease)
  in net assets resulting
  from investment
  operations ...................    (0.07)       0.48       1.38    (0.09)        0.05      (1.13)      0.33      (0.36)
Distributions:
Dividends from net
  investment income ............    (0.18)      (0.43)     (0.48)     (0.48)     (0.51)     (0.63)     (0.71)     (0.69)
Return of capital ..............       --          --         --        --#        --#      (0.06)        --         --
                                  -------     -------    -------    -------    -------    -------    -------    -------
Total from distributions .......    (0.18)      (0.43)     (0.48)     (0.48)     (0.51)     (0.69)     (0.71)     (0.69)
                                  -------     -------    -------    -------    -------    -------    -------    -------
Net asset value, end of
  period** .....................  $  4.38     $  4.63    $  4.58    $  3.68    $  4.25     $ 4.71    $  6.53    $  6.91
                                  =======     =======    =======    =======    =======    =======    =======    =======
Market value, end of
  period** .....................  $  4.06     $  4.28    $  4.77    $  3.64    $  4.29    $  4.87    $  5.25    $  7.19
                                  =======     =======    =======    =======    =======    =======    =======    =======
Total investment return
  (net asset value) ............    (1.42)%     11.19%     39.39%     (2.06)%     0.72%    (18.76)%     4.93%     (4.95)%
                                  =======     =======    =======    =======    =======    =======    =======    =======
Total investment return
  (market value) ...............    (0.80)%     (1.20)%    46.15%     (4.12)%    (1.78)%     4.58%    (18.89)%    (5.45)%
                                  =======     =======    =======    =======    =======    =======    =======    =======
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's) ...................  $26,841     $28,408    $27,883    $22,111    $25,293    $27,707    $38,389    $40,567
Ratio of net investment
  income to average
  net assets ...................     9.61%       9.52%     11.47%     12.22%     11.11%     11.10%     10.76%      9.37%
Ratio of operating expenses
  to average net assets (2) ....     1.89%       1.93%      1.58%      1.55%      1.44%      1.22%      1.02%      1.02%
Portfolio turnover rate (1) ....     20.2%       55.1%      70.1%      40.2%      75.2%     118.8%      98.0%      62.4%

                                     YEAR       YEAR       YEAR
                                     ENDED      ENDED      ENDED
                                   12/31/97   12/31/96   12/31/95
                                   --------   --------   --------
Operating performance:
Net asset value, beginning
  of period ....................   $  7.69    $  7.32    $  7.11
                                   -------    -------    -------
Net investment income ..........      0.78       0.78       0.77
Net realized and
  unrealized gain/(loss)
  on investments ...............      0.30       0.36       0.23
                                   -------    -------    -------
Net increase/(decrease)
  in net assets resulting
  from investment
  operations ...................      1.08       1.14       1.00
Distributions:
Dividends from net
  investment income ............     (0.78)     (0.77)     (0.79)
Return of capital ..............     (0.03)        --         --
                                   -------    -------    -------
Total from distributions .......     (0.81)     (0.77)     (0.79)
                                   -------    -------    -------
Net asset value, end of
  period** .....................   $  7.96    $  7.69    $  7.32
                                   =======    =======    =======
Market value, end of
  period** .....................   $  8.31    $  8.12    $  7.87
                                   =======    =======    =======
Total investment return
  (net asset value) ............     14.50%     16.46%     14.31%
                                   =======    =======    =======
Total investment return
  (market value) ...............     13.31%     14.38%     22.72%
                                   =======    =======    =======
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's) ...................   $45,848    $43,495    $40,636
Ratio of net investment
  income to average
  net assets ...................     10.08%     10.46%     10.32%
Ratio of operating expenses
  to average net assets (2) ....      1.06%      1.10%      1.14%
Portfolio turnover rate (1) ....     154.5%     172.2%      79.9%

----------
(1) This rate is, in general, the percentage computed by taking the lesser of the cost of purchases or proceeds from the sales of portfolio securities for a period and dividing it by the monthly average value of such securities during the last 13 months, excluding short term securities.
(2) The annualized operating expense ratio excludes interest expense. The annualized ratios including interest expense were 3.05%, 2.64%, 2.21%, 2.37%, 3.17%, 3.89%, 3.13%, 2.98%, 3.06%, 3.19% and 3.52% for the six months ended June 30, 2005 and the years ended December 31, 2004, 2003, 2002, 2001, 2000, 1999, 1998, 1997, 1996 and 1995, respectively.
* On May 29, 1998 the Fund entered into a new investment advisory agreement with INVESCO (NY), Inc. (now known as INVESCO Institutional (N.A.), Inc.) due to the acquisition of Chancellor LGT Asset Management, Inc. by AMVESCAP PLC.
** Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
#   Amount rounds to less than $0.005 per share.

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2005


1.   SIGNIFICANT ACCOUNTING POLICIES

     CIM High Yield Securities (the "Fund") was organized under the laws of the Commonwealth of Massachusetts on September 11, 1987 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more of the independent pricing services approved by the Board of Trustees. Such securities are valued at the mean of the closing bid and closing ask prices on the exchange where primarily traded.

     Portfolio securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term obligations with maturities of less than 60 days are valued at amortized cost which approximates market value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded on the accrual basis.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund distributes monthly to shareholders substantially all of its net investment income. Capital gains, if any, net of capital losses, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax should be payable by the Fund.

     CASH FLOW INFORMATION: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion income recognized on investment securities.

     USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with INVESCO Institutional (N.A.), Inc. (the "Adviser"). The Advisory Agreement provides that the Fund will pay the Adviser a fee, computed and payable monthly, at the annual rate of 0.50% of the Fund's average weekly net assets.

     The Fund has also entered into an Administration and Support Agreement with PFPC Inc. ("PFPC"), to provide all administrative services to the Fund other than those related to the investment decisions. PFPC is paid a fee computed and payable monthly at an annual rate of 0.09% of the Fund's average weekly net assets, but no less than $40,000 per annum.

     The Fund pays each Trustee not affiliated with the Adviser $6,000 per year plus $1,000 per board meeting and committee meeting attended, and reimburses each such Trustee for travel and out-of-pocket expenses relating to their attendance at such meetings.

     Boston Safe Deposit & Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. PFPC serves as the Fund's shareholder servicing agent (transfer agent).

3.   PURCHASE AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of investment securities, excluding U.S. Government and short-term investments, during the six months ended June 30, 2005, amounted to $8,675,671 and $7,158,690, respectively.

     As of June 30, 2005, net unrealized appreciation was $309,647, of which $1,394,733 related to unrealized appreciation of investments and $1,085,086 related to unrealized depreciation of investments. The cost of securities on a federal tax basis at June 30, 2005 was $35,096,737.

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

4.   FUND SHARES

     The Fund has one class of shares of beneficial interest, par value $0.01 per share, of which an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

                                                                PERIOD ENDED                     YEAR ENDED
                                                                JUNE 30, 2005                 DECEMBER 31, 2004
                                                            --------------------             --------------------
                                                            SHARES        AMOUNT             SHARES       AMOUNT
                                                            ------        ------             ------      --------
Issued as reinvestment of dividends..................           --        $   --             42,292      $190,864
                                                            ------        ------             ------      --------
Net increase.........................................           --        $   --             42,292      $190,864
                                                            ======        ======             ======      ========

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5.   NOTES PAYABLE

     The Fund currently has an $11 million ("commitment amount") line of credit provided by Fleet National Bank (the "Bank") under an Amended and Restated Credit Agreement (the "Agreement") dated as of September 18, 1992 and amended and restated as of May 23, 2002, as amended, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow up to the lesser of $11 million or 25% of its total assets. Interest is payable at either the federal funds rate plus 0.75% or its applicable LIBOR rate plus 0.75%, as selected by the Fund from time to time in its loan requests. The Fund is charged a commitment fee of one tenth of one percent per annum of the average daily unused commitment amount. At June 30, 2005, the Fund had borrowings of $8,890,000 outstanding under this Agreement. During the six months ended June 30, 2005, the Fund had an average outstanding daily balance of $9,096,668 with an average rate of 3.46% and average debt per share of $1.48. For the six months ended June 30, 2005, interest expense totaled $156,977 under this Agreement.

6.   CAPITAL LOSS CARRYFORWARD

     Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

     At December 31, 2004, the Fund had available for Federal tax purposes unused capital loss carryforwards of $2,303,012, $133,391, $4,838,652, $7,509,786, $4,573,327 and $87,693 expiring in 2006, 2007, 2008, 2009, 2010 and
2011, respectively.

7.   RISK FACTORS

     The Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (below investment-grade bonds). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund will provide notice to shareholders at least 60 days prior to any change in its policy of investing primarily (at least 80% of its total assets under normal circumstances) in "high yield", high risk fixed income securities. The Fund's use of leverage also increases exposure to capital risk. The Fund may invest 2-3% of its assets in emerging markets. Emerging markets may be subject to a substantially greater degree of social, political, and economic instability than is the case in domestic markets.

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


8.   DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid for the six months ended June 30, 2005 and year ended 2004 are as follows:

                                                        2005            2004
                                                        ----            ----
DISTRIBUTIONS PAID FROM:
Ordinary income..................................    $1,122,557      $2,602,643
                                                     ----------      ----------
Total............................................    $1,122,557      $2,602,643
                                                     ==========      ==========

     As of June 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Capital loss carryforwards ....................................    $(19,131,373)
Undistributed net investment income ...........................          25,291
Unrealized appreciation .......................................         309,647
                                                                   ------------
Total accumulated deficit......................................    $(18,796,435)
                                                                   ============

      The components of accumulated earnings/deficit on a tax basis differ from book basis as a result of wash sales.

9.   INDEMNIFICATION CONTINGENCIES

     In the normal course of business, the Fund enters into contracts that provide for general indemnifications to the counterparties to those contracts. The Fund's maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

CIM HIGH YIELD SECURITIES
ADDITIONAL INFORMATION FOR SHAREHOLDERS


PROXY VOTING POLICY AND VOTING RECORD

     A description of the policies and procedures used by the adviser in determining how to vote proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-331-1710. It is also available on the SEC's website at WWW.SEC.GOV.

     In addition, the Fund's complete proxy voting record for the 12 months ended June 30, 2005 is available without charge, upon request, by calling toll free 1-800-331-1710. It is also available on the SEC's website at WWW.SEC.GOV.

QUARTERLY PORTFOLIO DISCLOSURE

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Fund's Form N-Q is available on the SEC's website at WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund's Form N-Q is available, without charge, upon request, by calling toll free 1-800-331-1710.

CIM HIGH YIELD SECURITIES
ADDITIONAL INFORMATION FOR SHAREHOLDERS


     BOARD APPROVAL OF THE CONTINUATION OF THE INVESTMENT ADVISORY AGREEMENT

     The Board of Trustees (the "Board") of CIM High Yield Securities ("CIM" or the "Fund") recently considered the renewal of the investment advisory agreement between INVESCO (N.A.), Inc. ("INVESCO") and CIM (the "Agreement"). All of the Trustees are not "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"). The Agreement was approved by the Board for an additional one-year term at a meeting of the Trustees held on April 21, 2005. The Trustees' decision to approve the Agreement reflects the exercise of their business judgment to continue the existing arrangement. In approving the Agreement, the Trustees considered information provided by INVESCO, with the assistance and advice of counsel to the Fund.

     In advance of the April 21, 2005 meeting, the Independent Trustees, through their counsel, had submitted to INVESCO a written request for information in connection with their consideration of the Fund's Agreement with INVESCO. The Trustees consideration of various factors and their conclusions with respect to such factors formed the basis for the Trustees' determination to continue the Agreement. The materials reviewed by the Trustees included, but were not limited to: (i) a Lipper Inc. report comparing the Fund's fees, expenses, performance and certain other characteristics to those of a peer group for the Fund selected by Lipper; and (ii) reports and presentations by INVESCO that described (a) the nature, extent and quality of the services provided by INVESCO to the Fund, (b) the fees and other amounts paid under the Agreement, and information as to the fees charged and services provided by INVESCO to other clients, (c) certain information about INVESCO's compliance program and procedures and any regulatory issues, (d) brokerage practices, including soft dollar practices, (e) proxy voting policies and procedures, (f) INVESCO's code of ethics and (g) certain financial information, including a profitability analysis concerning the relationship with the Fund. The Independent Trustees had also received from their counsel a memorandum outlining the legal standards and certain other considerations relevant to the Trustees' deliberations.

     The Independent Trustees conferred separately with their counsel regarding the continuance of the Agreement and their duties, under federal and state securities laws, with respect to approving the continuation of the Agreement. The Independent Trustees also reviewed the materials provided to them and discussed the investment advisory arrangements with INVESCO at the April 21, 2005 meeting.

     After discussion with INVESCO and meeting separately with counsel, the Trustees concluded that INVESCO had the capabilities, resources and personnel necessary to manage the Fund. The Trustees further concluded that the advisory fee payable by the Fund to INVESCO represents reasonable compensation to INVESCO in light of the services provided to the Fund, the costs to INVESCO of providing those services, the fees paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees were continuing to discuss with INVESCO the long-term viability of the Fund and considered that retaining a different investment adviser in the face of a possible liquidation would not be practicable under the circumstances, and could be costly to shareholders (both in terms of tax impact and transaction costs) and disruptive to the management of the Fund's portfolio. On August 4, 2005 the Trustees approved a plan of complete liquidation for the Fund. The plan will be considered by shareholders at the annual meeting scheduled for October 7, 2005.

CIM HIGH YIELD SECURITIES
ADDITIONAL INFORMATION FOR SHAREHOLDERS (CONTINUED)


     In reaching the conclusions, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations, including, among others, the following: (i) the nature, extent and quality of the investment advisory services rendered to the Fund by INVESCO; (ii) the professional experience and qualifications of the Fund's portfolio management team and other senior personnel at INVESCO; (iii) the costs borne by, and profitability of, INVESCO in providing services to the Fund; (iv) the payments received by INVESCO from all sources in respect of the Fund; (v) the brokerage practices of INVESCO, including the extent to which it benefits from soft dollar arrangements; (vi) fall-out benefits which INVESCO receives from its relationship to the Fund;
(vii) information comparing the performance of the Fund to other leveraged closed-end funds with similar investment objectives; (viii) information comparing the advisory fee and total expense ratio of the Fund to other leveraged closed-end funds with similar investment objectives; (ix) information about fees charged by INVESCO to other clients with similar investment objectives; and (x) the terms of the Investment Advisory Agreement. The Trustees noted that no one factor was determinative.

     NATURE, QUALITY AND EXTENT OF SERVICES PROVIDED

     The Trustees considered that pursuant to the Agreement, INVESCO, subject to the direction of the Trustees, is responsible for providing an investment program for the Fund and for determining what securities are to be purchased, sold or exchanged and what portion of the assets of the Fund are to be held uninvested. The Trustees considered the scope and quality of services provided by INVESCO under the Agreement and noted that the scope of such services had expanded over time as a result of regulatory and other developments. The Trustees noted, by way of example, INVESCO's additional obligations involving its compliance policies and procedures and the substantial commitment of time and resources that INVESCO had made in that regard. The Trustees also considered the information they received regarding the professional experience, education, background and qualifications of the Fund's portfolio management team and concluded that the team had appropriate experience and qualifications with respect to high yield fixed income securities. The Trustees also considered that the portfolio manager of the Fund has managed the Fund for a number of years and that the overall stability of the portfolio management team was beneficial to the Fund. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Agreement.

     FEES AND OTHER EXPENSES

     The Trustees considered the advisory fees to be paid by the Fund to INVESCO and the comparative cost of similar services being paid by other similar funds. The Trustees reviewed and discussed the comparative information prepared by Lipper. It was noted that the advisory fee for the Fund was lower than the average advisory fee for the Lipper peer group. The Trustees considered that, although INVESCO did not manage any other high yield fund clients, the Trustees had received information showing what INVESCO charged its other similarly managed non-fund clients, and had determined that the Fund's advisory fee was within the general fee range charged to comparable non-fund clients and appeared reasonable in relation to those fees, and that the services equaled or exceeded those provided to non-mutual fund clients.

CIM HIGH YIELD SECURITIES
ADDITIONAL INFORMATION FOR SHAREHOLDERS (CONTINUED)


     The Trustees also considered the total annual operating expenses paid by the Fund and the total annual operating expenses being paid by other similar funds, as reflected in the Lipper materials. It was noted that total expenses exceeded the median total expense ratio of the peer group. The Trustees noted that the Fund is the smallest fund in its Lipper peer group and considered the impact that its asset size had on its expense ratio, particularly given the increased costs incurred by the Fund in 2004 in response to new regulations. The Trustees determined that the fees charged by INVESCO were reasonable in comparison to the Fund's peers.

     COSTS OF SERVICES PROVIDED AND PROFITABILITY

     The Trustees reviewed information provided to them by INVESCO concerning the profitability to INVESCO of its advisory relationship with the Fund for the 2004 calendar year, along with a description of the methodology used by INVESCO in preparing the profitability information. The Trustees noted that there appeared to be a reasonable basis for the methodology used by INVESCO in its profitability analysis. The Trustees considered that, based on such information, INVESCO did not make a profit in the 2004 calendar year in respect of the investment advisory services it provided to the Fund.

     OTHER BENEFITS TO INVESCO

     The Trustees considered that none of INVESCO or its affiliates received any compensation from the Fund other than the payment to INVESCO of the investment advisory fee. The Trustees also considered that, according to the information provided by INVESCO, the Fund did not generate any soft dollar commissions. The Trustees further considered that the Fund benefited from INVESCO's larger high yield mandates in that such mandates provided INVESCO with increased leverage in negotiating with brokers and access to alpha sources.

     INVESTMENT RESULTS

     The Trustees reviewed comparative performance information for the Fund obtained from Lipper. The information compared the investment performance of the Fund to the investment performance of twenty-eight leveraged closed-end funds with similar investment objectives as determined by Lipper. The Trustees reviewed information showing the performance of the Fund compared to its Lipper peer group over the 3 month, 1-, 3-, 5-, and 10- year periods ended February 28, 2005. The Trustees considered that the comparative information showed that the performance of the Fund was in the fourth quartile for the three month and 1-year periods and in the third quartile for the 3-, 5-, and 10- year periods. The Trustees also reviewed the Fund's annual yield, both at market value and at net asset value for the period from February 29, 2004 through February 28, 2005, and compared such annual yield information to the average annual yield (both at market value and at net asset value) of the Fund's Lipper peer group. The Trustees considered that the Fund's annual yield for the period ranked 22nd out of the 28 funds in the Lipper peer group on a net asset value basis and 15th out of 28 on a market value basis.

     The Trustees considered the reasons for the relative performance of the Fund as compared to its Lipper peer group. They considered that, as explained to them by INVESCO, the Fund invested substantially less of its assets in emerging market debt than most of the funds in its Lipper peer group and that emerging market debt had generally performed well in the past year. The Trustees also considered that the Fund uses less leverage than many of the funds in its Lipper peer group, according to INVESCO, and that increased leverage may have improved the Fund's performance. The Trustees considered that the restrictions outlined

CIM HIGH YIELD SECURITIES
ADDITIONAL INFORMATION FOR SHAREHOLDERS (CONTINUED)


in the Fund's prospectus prevented the Fund from increasing its exposure to emerging market debt or increasing its use of leverage. The Trustees also considered the impact of the Fund's expense ratio on its investment performance. They also considered the Fund's low default rate over the past twelve months as compared to the Moody's trailing twelve month default rate over the same period. Based on their review and the information provided by INVESCO, the Trustees concluded that the performance of the Fund over time had been acceptable, that the Fund's relative performance compared to its peer group was satisfactorily explained by INVESCO, and that they retained confidence in INVESCO's overall ability to manage the Fund. They also noted that they would continue to closely monitor the Fund's investment performance.

     ECONOMIES OF SCALE

     The Trustees noted that the advisory fee payable to INVESCO does not decrease as assets in the Fund increase. The Trustees noted that, because the Fund is a closed-end fund, there were limited ways that the Fund could increase its capital, none of which were currently being contemplated for the Fund. The Trustees determined that, given the Fund's asset size and prospects for raising additional capital, it would not be necessary to add breakpoints to the advisory fee.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgement, determined to approve the continuation of the Agreement and determined that the fees payable to INVESCO thereunder are reasonable in light of the services provided.

To Shareholders of CIM High Yield Securities (the "Fund")
About the Fund's Dividend Reinvestment Plan

     Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), shareholders of the Fund ("Shareholders") whose shares are registered in their own name will automatically have all dividends and other distributions reinvested in additional shares of the Fund by PFPC (the "Agent") as agent under the Plan, unless such Shareholder terminates participation in the Plan as provided below. Shareholders whose shares are registered in the name of a broker-dealer or other nominee (i.e., in "Street Name") will not participate in the Plan unless the requisite election is made by the broker-dealer and only if such a service is provided by the broker-dealer. Shareholders who own Fund shares registered in Street Name and who desire that their distributions be reinvested should consult their broker-dealers. Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the Shareholder by the Agent.

     Whenever the Fund declares a capital gains distribution or an income dividend payable in shares or cash, participating Shareholders will take such distribution or dividend entirely in shares and the Agent shall automatically receive such shares, including fractions, for the Shareholder's account, except in the circumstances described in the paragraph below.

     Whenever the market price of the shares on the record date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Fund at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting or other costs which the Fund would otherwise be required to incur to raise additional capital. If net asset value exceeds the market price of Fund shares at such time or if the Fund should declare a dividend or other distribution payable only in cash, the Agent will buy Fund shares in the open market, on the American Stock Exchange (the "Exchange") or elsewhere, for the Shareholder's account. If before the Agent has completed its purchases, the market price exceeds the net asset value of the Fund's shares, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

     For all purposes of the Plan: (a) the market price of the Fund shares on a particular date shall be the last sales price on the Exchange on the close of the previous trading day or, if there is no sale on the Exchange on that date, then the mean between the closing bid and asked quotations for such stock on the Exchange on such date and (b) net asset value per Fund shares on a particular date shall be as determined by or on behalf of the Fund.

     The Fund will not charge participants for reinvesting dividends or distributions. The Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, Shareholders will be charged a pro rata share of brokerage commissions incurred by the Agent on all open market purchases. In addition, Shareholders requesting certificates or redeeming shares issued under the Plan will be charged a $5.00 service fee by the Agent.

     The automatic reinvestment of dividends and capital gains distributions does not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Distributions of net investment income and net realized capital gains, if any, will be taxable, whether received in cash or reinvested in shares under the Plan. When distributions are received in the form of shares issued by the Fund (as opposed to purchased on the open market) under such Plan, however, the amount of the distribution deemed to have been received by participating Shareholders is the fair market value of the shares received rather than the amount of cash which would otherwise have been received. In such case, participating Shareholders will have a basis for federal income tax purposes in each share received from the Fund equal to the fair market value of such share on the payment date.

     A Shareholder may terminate participation in the Plan at any time by notifying the Agent in writing. Such termination will become effective immediately if notice is received by the Agent not less than 10 business days before the next following dividend or distribution record date. Otherwise, the termination will be effective, with respect to any subsequent dividend or distributions, on the first trading day after the dividend paid for such record date has been credited to the Shareholder's account. Upon any termination the Agent will, upon the request of the Shareholder, cause a certificate or certificates for the full shares held for the Shareholder under the Plan and cash adjustment for any fraction to be delivered to her or him. If, upon termination, the Shareholder requests a certificate for shares held in the account, a $5.00 service fee will be charged to the Shareholder by the Agent. If the Shareholder elects by notice to the Agent in writing in advance of such termination to have the Agent sell part or all of her or his shares and remit the proceeds to her or him, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions for this transaction from the proceeds.

     The Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution for which the record date is at least 90 days after written notice of the change is sent to the participants in the Plan.

     Information concerning the Plan may be obtained by calling PFPC Inc. at 1-800-331-1710, or by writing the Fund, c/o PFPC Inc., 101 Federal Street, Boston, MA 02110.

This report is sent toshareholders of CIM High YieldSecurities for their information.It is not a Prospectus,circular or representationintended for use in thepurchase or sale of sharesof the Fund or any securitiesmentioned in the report.


For Additional Information about CIM High Yield Securities Call 1-800-331-1710.




CIM 3192 6/05



ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports on Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports on Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports on Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports on Form N-CSR.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports on Form N-CSR.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               CIM High Yield Securities
            --------------------------------------------------------------------


By (Signature and Title)*      /s/ George Baumann
                         -------------------------------------------------------
                               George Baumann, President
                               (principal executive officer)

Date         August 30, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ George Baumann
                         -------------------------------------------------------
                               George Baumann, President
                               (principal executive officer)

Date         August 30, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ Cindy Cameron
                         -------------------------------------------------------
                               Cindy Cameron, Treasurer
                               (principal financial officer)

Date         August 30, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.